CTIVP® – BlackRock Global Inflation-Protected Securities Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Commercial Mortgage-Backed Securities - Non-Agency 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cayman Islands 0.3%
AREIT Ltd.(a),(b)
Series 2024-CRE9 Class A
1-month Term SOFR + 1.686% Floor 1.687% 05/17/2041	6.006%	195,000	194,513
CONE Trust(a),(b)
Series 2024-DFW1 Class A
1-month Term SOFR + 1.642% Floor 1.642% 08/15/2041	6.446%	10,000	9,925
Total			204,438
United States 0.8%
AMSR Trust(a)
Subordinated Series 2022-SFR3 Class D
10/17/2039	4.000%	155,000	148,584
BFLD Mortgage Trust(a),(b)
Series 2024-VICT Class A
1-month Term SOFR + 1.890% Floor 1.890% 07/15/2041	6.209%	15,000	15,000
COMM Mortgage Trust(a),(b)
Series 2024-WCL1 Class A
1-month Term SOFR + 1.841% Floor 1.841% 06/15/2041	6.153%	30,000	29,766
LBA Trust(a),(b)
Series 2024-BOLT Class A
1-month Term SOFR + 1.591% Floor 1.591% 06/15/2026	6.395%	70,000	69,825
New Residential Mortgage Loan Trust(a)
Subordinated CMO Series 2022-SFR2 Class D
09/04/2039	4.000%	155,000	148,157
Progress Residential Trust(a)
Subordinated Series 2022-SFR7 Class D
10/27/2039	5.500%	200,000	198,912
Total			610,244
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $796,435)			814,682

Corporate Bonds & Notes 0.9%

United States 0.9%
AT&T, Inc.
02/15/2034	5.400%	43,000	43,669
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Bank of America Corp.(c)
01/23/2035	5.468%		27,000	27,385
Broadcom, Inc.(a)
04/15/2034	3.469%		60,000	52,816
Cheniere Energy Partners LP
08/15/2034	5.750%		38,000	38,564
Citigroup, Inc.(c)
06/11/2035	5.449%		27,000	27,166
Diamondback Energy, Inc.
04/18/2034	5.400%		88,000	87,820
Duke Energy Corp.
06/15/2034	5.450%		38,000	38,480
Goldman Sachs Group, Inc. (The)(c)
07/23/2035	5.330%		30,000	29,857
HCA, Inc.
04/01/2034	5.600%		38,000	38,152
09/15/2034	5.450%		45,000	44,547
JPMorgan Chase & Co.(c)
07/22/2035	5.294%		35,000	35,172
Morgan Stanley(c)
07/19/2035	5.320%		33,000	32,948
Oracle Corp.
02/06/2033	4.900%		60,000	58,989
Vistra Operations Co. LLC(a)
04/15/2034	6.000%		55,000	55,843
Wells Fargo & Co.(c)
01/23/2035	5.499%		27,000	27,352
Total				638,760
Total Corporate Bonds & Notes (Cost $645,604)				638,760

Foreign Government Obligations(d),(e) 1.7%

Belgium 0.1%
Kingdom of Belgium Government Bond(a)
06/22/2054	3.300%	EUR	89,960	86,171
Germany 0.1%
Bundesrepublik Deutschland Bundesanleihe(a)
08/15/2054	2.500%	EUR	75,000	71,951
Japan 0.1%
Japan Government Thirty-Year Bond
12/20/2054	2.300%	JPY	13,450,000	86,320

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2025 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.5%
Mexico Government International Bond
02/12/2034	3.500%		200,000	164,451
05/13/2037	6.875%		200,000	205,387
Total				369,838
Supranational 0.5%
European Union(a)
03/04/2053	3.000%	EUR	379,830	349,526
United Kingdom 0.4%
United Kingdom Gilt(a)
07/31/2054	4.375%	GBP	222,770	249,060
Total Foreign Government Obligations (Cost $1,248,329)				1,212,866

Inflation-Indexed Bonds(d) 91.4%

Australia 0.9%
Australia Government Bond(a)
11/21/2027	0.750%	AUD	195,842	119,776
09/20/2030	2.500%	AUD	271,817	175,897
11/21/2032	0.250%	AUD	136,230	74,029
08/21/2035	2.000%	AUD	197,618	119,774
08/21/2040	1.250%	AUD	176,545	91,644
02/21/2050	1.000%	AUD	123,945	52,716
Total				633,836
Canada 1.6%
Canadian Government Real Return Bond
12/01/2026	4.250%	CAD	229,574	170,870
12/01/2031	4.000%	CAD	202,988	171,939
12/01/2036	3.000%	CAD	187,938	159,882
12/01/2041	2.000%	CAD	224,795	172,830
12/01/2044	1.500%	CAD	237,206	169,303
12/01/2047	1.250%	CAD	255,116	173,036
12/01/2050	0.500%	CAD	217,191	122,522
12/01/2054	0.250%	CAD	40,420	20,708
Total				1,161,090
Denmark 0.2%
Denmark Inflation-Linked Government Bond(a)
11/15/2030	0.100%	DKK	857,932	121,441
Denmark Inflation-Linked Government Bond
11/15/2034	0.100%	DKK	277,323	37,799
Total				159,240
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
France 8.9%
France Government Bond OAT(a)
07/25/2027	1.850%	EUR	746,764	842,135
07/25/2029	3.400%	EUR	342,767	411,394
07/25/2030	0.700%	EUR	530,116	573,806
07/25/2032	3.150%	EUR	505,758	632,306
07/25/2047	0.100%	EUR	383,147	294,298
French Republic Government Bond OAT(a)
03/01/2028	0.100%	EUR	469,884	497,487
03/01/2029	0.100%	EUR	593,601	629,933
07/25/2031	0.100%	EUR	342,405	353,753
03/01/2032	0.100%	EUR	228,660	230,376
07/25/2034	0.600%	EUR	141,913	145,158
03/01/2036	0.100%	EUR	285,002	266,095
07/25/2036	0.100%	EUR	359,017	336,663
07/25/2038	0.100%	EUR	200,537	180,662
03/01/2039	0.550%	EUR	131,156	123,930
07/25/2040	1.800%	EUR	498,764	558,114
07/25/2043	0.950%	EUR	143,767	138,896
07/25/2053	0.100%	EUR	224,130	158,304
Total				6,373,310
Germany 2.7%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(a)
04/15/2030	0.500%	EUR	648,639	704,609
Deutsche Bundesrepublik Inflation-Linked Bond(a)
04/15/2026	0.100%	EUR	526,415	567,470
04/15/2033	0.100%	EUR	289,699	300,416
04/15/2046	0.100%	EUR	415,350	368,072
Total				1,940,567
Italy 6.6%
Italy Buoni Poliennali Del Tesoro(a)
05/15/2026	0.650%	EUR	192,093	208,726
09/15/2026	3.100%	EUR	427,142	484,186
05/15/2028	1.300%	EUR	649,864	717,498
05/15/2029	1.500%	EUR	224,494	248,361
09/15/2032	1.250%	EUR	451,371	485,221
05/15/2033	0.100%	EUR	514,818	491,885
09/15/2035	2.350%	EUR	443,878	507,130
05/15/2036	1.800%	EUR	239,296	252,779
05/15/2039	2.400%	EUR	98,671	108,612
09/15/2041	2.550%	EUR	560,687	632,246
05/15/2051	0.150%	EUR	187,068	119,496
Italy Buoni Poliennali Del Tesoro
05/15/2030	0.400%	EUR	444,628	465,042
Total				4,721,182
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2025 (Unaudited)
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan 1.9%
Japanese Government CPI-Linked Bond
03/10/2027	0.100%	JPY	36,525,450	251,067
03/10/2028	0.100%	JPY	33,525,982	231,818
03/10/2029	0.100%	JPY	35,949,225	247,993
03/10/2030	0.200%	JPY	8,560,266	60,938
03/10/2031	0.005%	JPY	18,194,324	126,165
03/10/2032	0.005%	JPY	21,178,855	146,099
03/10/2033	0.005%	JPY	21,504,252	146,371
03/10/2034	0.005%	JPY	22,689,480	152,964
Total				1,363,415
New Zealand 0.4%
New Zealand Government Inflation-Linked Bond(a)
09/20/2030	3.000%	NZD	120,433	71,041
09/20/2035	2.500%	NZD	208,186	115,671
New Zealand Government Inflation-Linked Bond
09/20/2040	2.500%	NZD	192,980	102,438
Total				289,150
Spain 2.8%
Spain Government Inflation-Linked Bond(a)
11/30/2027	0.650%	EUR	495,524	542,002
11/30/2030	1.000%	EUR	502,764	551,131
11/30/2033	0.700%	EUR	622,979	646,363
11/30/2036	1.150%	EUR	86,414	90,138
11/30/2039	2.050%	EUR	143,135	162,172
Total				1,991,806
Sweden 0.5%
Sweden Inflation-Linked Bond
12/01/2028	3.500%	SEK	2,040,597	222,524
Sweden Inflation-Linked Bond(a)
06/01/2030	0.125%	SEK	445,853	42,867
06/01/2032	0.125%	SEK	797,625	75,569
06/01/2039	0.125%	SEK	305,120	26,873
Total				367,833
United Kingdom 18.9%
United Kingdom Gilt Inflation-Linked Bond(a)
11/22/2027	1.250%	GBP	655,974	875,274
08/10/2028	0.125%	GBP	589,163	759,977
03/22/2029	0.125%	GBP	585,686	748,740
07/22/2030	4.125%	GBP	302,561	460,498
08/10/2031	0.125%	GBP	346,869	431,928
11/22/2032	1.250%	GBP	342,754	453,404
03/22/2034	0.750%	GBP	565,045	705,557
01/26/2035	2.000%	GBP	494,199	677,427
11/22/2036	0.125%	GBP	30,129	33,794
11/22/2037	1.125%	GBP	581,034	723,861
03/22/2039	0.125%	GBP	442,223	463,527
03/22/2040	0.625%	GBP	578,896	641,396
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
08/10/2041	0.125%	GBP	391,622	389,132
11/22/2042	0.625%	GBP	525,426	557,676
03/22/2044	0.125%	GBP	622,071	573,232
03/22/2046	0.125%	GBP	461,913	406,140
11/22/2047	0.750%	GBP	497,886	500,255
08/10/2048	0.125%	GBP	377,739	314,437
03/22/2050	0.500%	GBP	509,072	458,725
03/22/2051	0.125%	GBP	326,293	257,050
03/22/2052	0.250%	GBP	501,661	406,144
11/22/2055	1.250%	GBP	472,811	505,406
11/22/2056	0.125%	GBP	239,263	174,886
03/22/2058	0.125%	GBP	370,442	266,881
03/22/2062	0.375%	GBP	473,371	363,198
11/22/2065	0.125%	GBP	275,238	180,183
03/22/2068	0.125%	GBP	510,880	328,177
03/22/2073	0.125%	GBP	101,634	69,568
United Kingdom Inflation-Linked Gilt(a)
11/22/2033	0.750%	GBP	252,547	317,928
03/22/2045	0.625%	GBP	247,544	248,495
11/22/2054	1.250%	GBP	289,702	307,075
Total				13,599,971
United States 46.0%
U.S. Treasury Inflation-Indexed Bond
04/15/2026	0.125%		823,704	817,881
07/15/2026	0.125%		1,107,934	1,102,611
10/15/2026	0.125%		749,832	743,740
01/15/2027	0.375%		59,179	58,553
07/15/2027	0.375%		1,032,419	1,020,401
10/15/2027	1.625%		906,161	920,886
01/15/2028	0.500%		1,086,825	1,067,169
01/15/2028	1.750%		538,308	546,971
04/15/2028	1.250%		958,467	958,430
04/15/2028	3.625%		689,392	738,538
07/15/2028	0.750%		884,612	873,970
01/15/2029	0.875%		125,809	123,789
01/15/2029	2.500%		528,961	552,206
04/15/2029	2.125%		1,062,986	1,094,544
04/15/2029	3.875%		850,247	934,076
07/15/2029	0.250%		1,123,919	1,076,460
10/15/2029	1.625%		1,125,682	1,141,556
01/15/2030	0.125%		1,000,115	940,772
07/15/2030	0.125%		1,189,450	1,113,901
01/15/2031	0.125%		1,208,127	1,115,535
07/15/2031	0.125%		1,244,512	1,142,569
01/15/2032	0.125%		1,249,129	1,130,218
04/15/2032	3.375%		198,657	222,014
07/15/2032	0.625%		1,219,085	1,137,654
01/15/2033	1.125%		1,199,756	1,149,001
07/15/2033	1.375%		1,129,648	1,101,759
01/15/2034	1.750%		1,177,088	1,174,789
07/15/2034	1.875%		1,198,670	1,209,626
01/15/2035	2.125%		825,412	847,144
02/15/2040	2.125%		467,381	472,036
02/15/2041	2.125%		790,582	796,975
02/15/2042	0.750%		736,676	591,096

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2025 (Unaudited)
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2043	0.625%	718,489	552,283
02/15/2044	1.375%	708,786	616,644
02/15/2045	0.750%	701,496	532,178
02/15/2046	1.000%	630,129	496,768
02/15/2047	0.875%	565,876	428,098
02/15/2048	1.000%	553,935	425,448
02/15/2049	1.000%	302,983	230,338
02/15/2050	0.250%	383,042	233,611
02/15/2051	0.125%	500,266	287,457
02/15/2052	0.125%	500,627	283,363
02/15/2053	1.500%	480,910	399,982
02/15/2054	2.125%	408,857	392,071
02/15/2055	2.375%	211,411	213,880
Total			33,008,991
Total Inflation-Indexed Bonds (Cost $74,576,780)			65,610,391

Residential Mortgage-Backed Securities - Agency 2.6%

United States 2.6%
Federal Home Loan Mortgage Corp.
10/01/2054	5.500%	191,603	191,401
Federal National Mortgage Association
02/01/2054	5.500%	144,709	144,557
11/01/2054	5.000%	816,314	800,365
Freddie Mac REMICS(b)
CMO Series 2025-5482 Class FA
30-day Average SOFR + 1.450% Floor 1.450%, Cap 6.500% 12/25/2054	5.790%	345,820	348,327
Uniform Mortgage-Backed Security TBA(f)
04/14/2055	5.500%	371,000	370,507
Total			1,855,157
Total Residential Mortgage-Backed Securities - Agency (Cost $1,852,830)			1,855,157

Residential Mortgage-Backed Securities - Non-Agency 1.3%

United States 1.3%
ACRA Trust(a),(c)
CMO Series 2024-NQM1 Class A1
10/25/2064	5.608%	144,159	144,447
Cross Mortgage Trust(a),(g)
CMO Series 2025-H1 Class A1
02/25/2070	5.735%	97,920	98,397
CSMC Trust(a),(g)
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	219,663	221,905
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ellington Financial Mortgage Trust(a),(g)
CMO Series 2021-3 Class A1
09/25/2066	1.241%	112,134	92,487
PRKCM Trust(a),(g)
CMO Series 2022-AFC2 Class A1
08/25/2057	5.335%	74,496	74,261
SG Residential Mortgage Trust(a),(g)
CMO Series 2021-1 Class A1
07/25/2061	1.160%	131,323	106,151
SG Residential Mortgage Trust(a),(c)
CMO Series 2022-2 Class A1
08/25/2062	5.353%	79,589	79,048
Verus Securitization Trust(a),(c)
CMO Series 2022-7 Class A1
07/25/2067	5.152%	84,926	84,265
Total			900,961
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $887,629)			900,961

U.S. Treasury Obligations 0.2%

United States 0.2%
U.S. Treasury
02/15/2049	3.000%	190,000	143,658
Total U.S. Treasury Obligations (Cost $142,760)			143,658

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $27,597)	9,832

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(h),(i)	399,312	399,233
Total Money Market Funds (Cost $399,233)		399,233
Total Investments in Securities (Cost $80,577,197)		71,585,540
Other Assets & Liabilities, Net		160,889
Net Assets		$71,746,429
At March 31, 2025, securities and/or cash totaling $370,964 were pledged as collateral.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2025 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,099,000 DKK	154,666 USD	Citi	04/02/2025	—	(4,617)
63,856 GBP	82,296 USD	Citi	04/02/2025	—	(191)
5,121,000 JPY	34,495 USD	Citi	04/02/2025	353	—
3,726,000 SEK	349,944 USD	Citi	04/02/2025	—	(20,736)
15,705,475 USD	14,564,000 EUR	Citi	04/02/2025	42,578	—
27,952 USD	22,000 GBP	Citi	04/02/2025	467	—
14,849,264 USD	11,489,000 GBP	Citi	04/02/2025	—	(8,348)
1,738,640 USD	261,995,000 JPY	Citi	04/02/2025	8,110	—
286,392 USD	501,000 NZD	Citi	04/02/2025	—	(1,950)
14,564,000 EUR	15,731,063 USD	Citi	05/02/2025	—	(42,477)
11,489,000 GBP	14,848,185 USD	Citi	05/02/2025	8,303	—
261,995,000 JPY	1,744,484 USD	Citi	05/02/2025	—	(8,153)
501,000 NZD	286,597 USD	Citi	05/02/2025	1,933	—
1,016,000 AUD	640,131 USD	Deutsche Bank	04/02/2025	5,283	—
10,531 AUD	6,550 USD	Deutsche Bank	04/02/2025	—	(30)
1,707,347 CAD	1,192,092 USD	Deutsche Bank	04/02/2025	5,651	—
15,018,290 EUR	15,759,598 USD	Deutsche Bank	04/02/2025	—	(479,679)
11,938,000 GBP	15,132,682 USD	Deutsche Bank	04/02/2025	—	(288,230)
252,290,000 JPY	1,691,988 USD	Deutsche Bank	04/02/2025	9,943	—
4,847,000 JPY	32,298 USD	Deutsche Bank	04/02/2025	—	(17)
505,000 NZD	287,035 USD	Deutsche Bank	04/02/2025	321	—
642,187 USD	1,020,000 AUD	Deutsche Bank	04/02/2025	—	(4,840)
1,186,712 USD	1,700,000 CAD	Deutsche Bank	04/02/2025	—	(5,377)
158,637 USD	1,099,000 DKK	Deutsche Bank	04/02/2025	646	—
337,773 USD	322,000 EUR	Deutsche Bank	04/02/2025	10,406	—
121,404 USD	111,000 EUR	Deutsche Bank	04/02/2025	—	(1,380)
300,024 USD	234,626 GBP	Deutsche Bank	04/02/2025	3,054	—
315,536 USD	243,000 GBP	Deutsche Bank	04/02/2025	—	(1,641)
370,540 USD	3,726,000 SEK	Deutsche Bank	04/02/2025	140	—
1,020,000 AUD	642,337 USD	Deutsche Bank	05/02/2025	4,837	—
1,700,000 CAD	1,188,470 USD	Deutsche Bank	05/02/2025	5,401	—
1,099,000 DKK	158,932 USD	Deutsche Bank	05/02/2025	—	(645)
36,000 EUR	38,920 USD	Deutsche Bank	05/02/2025	—	(70)
7,412 NZD	4,201 USD	Deutsche Bank	05/02/2025	—	(11)
3,726,000 SEK	371,218 USD	Deutsche Bank	05/02/2025	—	(137)
204,859 USD	189,339 EUR	Deutsche Bank	05/02/2025	205	—
346,260 USD	268,278 GBP	Deutsche Bank	05/02/2025	264	—
301,317 USD	44,924,265 JPY	Deutsche Bank	05/02/2025	—	(792)
3,933 USD	79,136 MXN	Deutsche Bank	06/18/2025	—	(106)
Total				107,895	(869,427)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	1	09/2026	USD	241,388	336	—
3-Month SOFR	2	09/2026	USD	482,775	—	(68)
Australian 10-Year Bond	1	06/2025	AUD	112,660	142	—
Long Gilt	2	06/2025	GBP	183,380	775	—
Long Gilt	6	06/2025	GBP	550,140	—	(4,919)
U.S. Treasury 2-Year Note	40	06/2025	USD	8,286,875	12,587	—
U.S. Treasury 5-Year Note	1	06/2025	USD	108,156	1,069	—
Total					14,909	(4,987)

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2025 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	(2)	06/2025	CAD	(248,300)	2,114	—
Euro-Buxl 30-Year	(1)	06/2025	EUR	(119,260)	—	(1,235)
U.S. Long Bond	(4)	06/2025	USD	(469,125)	—	(4,320)
U.S. Treasury 10-Year Note	(1)	06/2025	USD	(111,219)	154	—
U.S. Treasury 10-Year Note	(15)	06/2025	USD	(1,668,281)	—	(7,192)
U.S. Treasury Ultra 10-Year Note	(14)	06/2025	USD	(1,597,750)	—	(6,313)
U.S. Treasury Ultra Bond	(1)	06/2025	USD	(122,250)	219	—
U.S. Treasury Ultra Bond	(1)	06/2025	USD	(122,250)	—	(468)
Total					2,487	(19,528)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	7,503,000	7,503,000	3.74	05/16/2025	16,152	5,633
1-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	3,729,000	3,729,000	3.74	05/16/2025	7,423	2,800
1-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	1,864,000	1,864,000	3.74	05/16/2025	4,022	1,399
Total							27,597	9,832

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
1-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(1,864,000)	(1,864,000)	2.94	05/16/2025	(908)	(95)
1-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(7,503,000)	(7,503,000)	2.94	05/16/2025	(4,373)	(380)
Total							(5,281)	(475)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
1-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(3,729,000)	(3,729,000)	2.94	05/16/2025	(1,643)	(189)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.956%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/18/2026	USD	370,000	1,735	—	—	1,735	—
SOFR	Fixed rate of 3.794%	Receives Annually, Pays Annually	Goldman Sachs	05/16/2026	USD	663,000	563	—	—	563	—
Fixed rate of 3.900%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	05/16/2026	USD	509,000	93	—	—	93	—
SOFR	Fixed rate of 3.814%	Receives Annually, Pays Annually	Goldman Sachs	05/16/2026	USD	509,000	(25)	—	—	—	(25)
Fixed rate of 3.800%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	05/16/2026	USD	663,000	(525)	—	—	—	(525)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.053%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/09/2026	USD	395,000	7,992	—	—	7,992	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.210%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/27/2026	USD	220,000	4,093	—	—	4,093	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2025 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.589%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/29/2027	USD	1,590,000	17,363	—	—	17,363	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.625%	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/04/2027	USD	400,000	4,045	—	—	4,045	—
TONA	Fixed rate of 0.810%	Receives Annually, Pays Annually	Goldman Sachs	02/12/2027	JPY	139,574,000	(19)	—	—	—	(19)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.758%	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/26/2027	USD	380,000	2,668	—	—	2,668	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.718%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/07/2027	USD	220,000	1,568	—	—	1,568	—
TONA	Fixed rate of 0.998%	Receives Annually, Pays Annually	Goldman Sachs	03/12/2027	JPY	46,987,277	(18)	—	—	—	(18)
TONA	Fixed rate of 1.018%	Receives Annually, Pays Annually	Goldman Sachs	03/12/2027	JPY	106,524,855	(188)	—	—	—	(188)
TONA	Fixed rate of 1.027%	Receives Annually, Pays Annually	Goldman Sachs	03/12/2027	JPY	114,986,592	(264)	—	—	—	(264)
Fixed rate of 2.700%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/18/2027	USD	760,000	(4,904)	—	—	—	(4,904)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.551%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/18/2028	USD	380,000	3,383	—	—	3,383	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.688%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2028	USD	86,500	949	—	—	949	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.691%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2028	USD	86,500	935	—	—	935	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.834%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2028	USD	171,000	655	—	—	655	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.836%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2028	USD	86,000	322	—	—	322	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.835%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2028	USD	85,000	320	—	—	320	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.870%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2028	USD	171,000	(1)	—	—	—	(1)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.176%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/07/2028	USD	1,180,000	27,290	—	—	27,290	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.275%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/28/2028	USD	115,000	2,355	—	—	2,355	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.547%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/03/2028	USD	775,000	11,099	—	—	11,099	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.531%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2029	USD	69,000	748	—	—	748	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.536%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2029	USD	69,000	729	—	—	729	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.688%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2029	USD	137,000	435	—	—	435	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.685%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2029	USD	69,000	228	—	—	228	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.684%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2029	USD	68,000	228	—	—	228	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.724%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2029	USD	137,000	(2)	—	—	—	(2)
UK Retail Price Index All Items Monthly	Fixed rate of 3.790%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2033	GBP	460,000	(9,855)	—	—	—	(9,855)
UK Retail Price Index All Items Monthly	Fixed rate of 3.670%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2034	GBP	275,000	(7,656)	—	—	—	(7,656)

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2025 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
UK Retail Price Index All Items Monthly	Fixed rate of 3.615%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2035	GBP	175,000	(4,131)	—	—	—	(4,131)
Fixed rate of 1.223%	TONA	Receives Annually, Pays Annually	Goldman Sachs	02/12/2035	JPY	29,431,000	(1,250)	—	—	—	(1,250)
Fixed rate of 2.020%	France CPI ex-Tobacco	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2035	EUR	85,000	244	—	—	244	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 2.058%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2035	EUR	85,000	(263)	—	—	—	(263)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.550%	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/07/2049	USD	10,000	(192)	—	—	—	(192)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.468%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2049	USD	10,000	(60)	—	—	—	(60)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.310%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/23/2049	USD	5,000	110	—	—	110	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.480%	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/10/2050	USD	60,000	(452)	—	—	—	(452)
6-Month EURIBOR	Fixed rate of 2.490%	Receives Semi-Annually, Pays Annually	Goldman Sachs	02/19/2054	EUR	90,090	3,138	—	—	3,138	—
6-Month EURIBOR	Fixed rate of 2.513%	Receives Semi-Annually, Pays Annually	Goldman Sachs	02/20/2054	EUR	126,000	3,749	—	—	3,749	—
6-Month EURIBOR	Fixed rate of 2.506%	Receives Semi-Annually, Pays Annually	Goldman Sachs	02/20/2054	EUR	90,090	2,828	—	—	2,828	—
6-Month EURIBOR	Fixed rate of 2.511%	Receives Semi-Annually, Pays Annually	Goldman Sachs	03/01/2054	EUR	45,000	1,333	—	—	1,333	—
6-Month EURIBOR	Fixed rate of 2.456%	Receives Semi-Annually, Pays Annually	Goldman Sachs	03/22/2054	EUR	19,000	794	—	—	794	—
6-Month EURIBOR	Fixed rate of 2.543%	Receives Semi-Annually, Pays Annually	Goldman Sachs	04/22/2054	EUR	73,000	979	—	—	979	—
6-Month EURIBOR	Fixed rate of 2.429%	Receives Semi-Annually, Pays Annually	Goldman Sachs	06/19/2054	EUR	17,000	595	—	—	595	—
6-Month EURIBOR	Fixed rate of 2.429%	Receives Semi-Annually, Pays Annually	Goldman Sachs	06/20/2054	EUR	16,000	559	—	—	559	—
Fixed rate of 2.441%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	Goldman Sachs	06/24/2054	EUR	11,000	(352)	—	—	—	(352)
Fixed rate of 2.260%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	Goldman Sachs	10/22/2054	EUR	20,000	(1,658)	—	—	—	(1,658)
Fixed rate of 2.184%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	Goldman Sachs	11/07/2054	EUR	12,000	(1,249)	—	—	—	(1,249)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.507%	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/08/2054	USD	35,000	(591)	—	—	—	(591)
Total							70,470	—	—	104,125	(33,655)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
6-Month EURIBOR	Euro Interbank Offered Rate	2.336%
Eurostat Eurozone HICP ex-Tobacco NSA	Harmonised Index of Consumer Price Index Excluding Tobacco	2.400%
France CPI ex-Tobacco	Consumer Price Index Excluding Tobacco	1.000%
SOFR	Secured Overnight Financing Rate	4.340%
TONA	Tokyo Overnight Average Rate	0.477%
UK Retail Price Index All Items Monthly	United Kingdom Retail Price Index All Items	2.600%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2025 (Unaudited)
Reference index and values for swap contracts as of period end (continued)
Reference index		Reference rate
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	2.390%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2025, the total value of these securities amounted to $31,830,102, which represents 44.36% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2025.
(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2025.

(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	Represents a security purchased on a when-issued basis.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2025.

(h)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(i)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	1,136,943	3,238,831	(3,976,547)	6	399,233	(6)	3,202	399,312
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

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1QT7029_12_D01_(05/25)